Related party transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Loan to related parties	$ 0	$ 0	$ 28,062
Payment on behalf of related parties, net of repayments	(9)	(1)	36,522
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Related party transactions
Expense with related party	1,614	1,382	1,513
Other Related Party
Related party transactions
Others	1,092	1,309	2,862
Related parties
Related party transactions
Expense with related party	$ 7,553	$ 8,008	$ 5,322